S000062201 [Member] Investment Strategy - iShares Future AI & Tech ETF	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Morningstar Global Artificial Intelligence Select Index (the “Underlying Index”), which measures the performance of equity securities issued by companies with exposure to artificial intelligence (“AI”) technologies, including generative AI, AI data and infrastructure, AI software, and AI services (each an “AI subtheme”), as determined by the equity research team of Morningstar, Inc. (the “Index Provider” or “Morningstar”).
The Underlying Index is a subset of the Morningstar Global Markets Index (the “Parent Index”), which represents approximately the top 97% of the global investable equity market capitalization. The eligible universe of securities in the Underlying Index includes the Parent Index, excluding companies in India or the People’s Republic of China and companies with an average three-month trailing daily trading volume of less than $2 million and float market capitalization of less than $300 million.
The Index Provider scores companies in the eligible universe on a four-point thematic exposure scale based on exposure to at least one AI subtheme and then assigns each company to one of three tiers (i.e., Tier 1, Tier 2 or Tier 3). Morningstar considers each company’s role in the AI subtheme value chain, expected net profit increase from exposure to at least one AI subtheme and the portion of revenue expected to be derived from each AI subtheme over the next five years. Many of the companies included in the eligible universe of securities for the Underlying Index may not currently earn the majority of their income from AI-related activities. Companies with a score of 2 or higher on the generative AI subtheme are assigned to Tier 1, and the rest are classified as either Tier 2 or Tier 3. All companies with a score of at least 2 across any one of the three other AI subthemes (i.e., Al data and infrastructure, Al services, or Al software) are assigned to Tier 2. Companies with an aggregate score of at least 3 across all four AI subthemes are also assigned to Tier 2. All remaining companies with a non-zero score on at least one AI subtheme are assigned to Tier 3. The Index Provider then ranks the companies to emphasize thematic purity and exposure to the generative AI subtheme according to the following ranking criteria (in descending order):
• Tier 1 companies are preferred over Tier 2 companies, and Tier 2 companies are preferred over Tier 3 companies.
• Generative AI subtheme score (highest to lowest).
• Aggregate score across all 4 subthemes (highest to lowest).
• Current index constituents are given preference.
• Current total market capitalization, with preference to smaller market capitalization over larger market capitalization.
Morningstar generally includes the top 50 companies in the Underlying Index, subject to adjustments for corporate actions.
The Underlying Index is weighted by float-adjusted market capitalization; however, the aggregate weight of Tier 3 securities cannot exceed 10%, and the excess weight is redistributed proportionally to Tier 1 and Tier 2 securities. Additionally, the weight of any one Tier 1, Tier 2 or Tier 3 security, respectively, cannot exceed 6%, 3% and 3%, with the excess weight distributed proportionally within each Tier. If the aggregate weight of securities with a weight of at least 4.5% exceeds 22.5%, then Morningstar caps the weight of any one security at 6% and the sum of securities at 22.5%, with excess weight redistributed proportionally within each Tier. The Index Provider will review constituent weights daily to ensure the combined weight of all constituents with individual weights above 5% does not exceed 25%. If this cap is breached, the Index Provider will cap the constituent with the smallest weight above 5% to 4.5%, along with and any other constituent with a weight between 4.5% and 5%. This process will be repeated iteratively until the sum of the weights above 5% are less than 25%, with excess weight redistributed to constituents with weights below the 4.5% limit.
The Underlying Index is rebalanced quarterly on the third Friday of March, June and September (effective the following business day) and reconstituted and rebalanced annually following the third Friday of December (effective the following business day). To remain in the Underlying Index, current constituents must have an average three-month daily trading volume of at least $1.6 million and a free-float market capitalization of at least $240 million at the annual reconstitution.
As of March 31, 2026, the Underlying Index consisted of 50 issuers from the following nine countries or regions: Australia, Canada, France, Israel, Japan, South Korea, Taiwan, United Arab Emirates and the U.S. The Underlying Index may include large-, mid- and small-capitalization companies. As of March 31, 2026, a significant portion of the Underlying Index was represented by securities of companies in the technology and AI industries or sectors. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund’s 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund’s 80% investment policy may be changed by the Trust’s Board of Trustees (the “Board”) upon 60 days’ notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by Morningstar which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.